CONDENSED BALANCE SHEETS (Parentheticals) - $ / shares	Mar. 31, 2026	Dec. 31, 2025
Preferred Stock, par value (in Dollars per share)	$ 0.000002	$ 0.000002
Preferred Stock, authorized (in Shares)	2,000,000	2,000,000
Preferred Stock, issued (in Shares)	1,684,000	1,684,000
Preferred Stock, outstanding (in Shares)	1,684,000	1,684,000
Common Class B
Common stock, par value (in Dollars per share)	$ 0.000002	$ 0.000002
Common stock, shares authorized (in Shares)	18,000,000	18,000,000
Common stock, shares issued (in Shares)	4,306,000	4,306,000
Common stock, shares outstanding (in Shares)	4,306,000	4,306,000
Common Class A
Common stock, par value (in Dollars per share)	$ 0.000002	$ 0.000002
Common stock, shares authorized (in Shares)	2,000,000	2,000,000
Common stock, shares issued (in Shares)	1,861,667	1,861,667
Common stock, shares outstanding (in Shares)	1,861,667	1,861,667